Business Combination and Divestiture of Wholly Owned Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business Combination and Divestiture of Wholly Owned Subsidiaries

Note 4. Business Combination and Divestiture of Wholly Owned Subsidiaries

On October 1, 2024, the Company acquired all of the issued and outstanding membership interests of Endeavor Crude, LLC, Equipment Transport, LLC, Meridian Equipment Leasing, LLC, and Silver Fuels Processing, LLC (collectively, the “Endeavor Entities”).

On July 30, 2025, the Company completed the divestiture of Meridian Equipment Leasing, LLC and Equipment Transport, LLC (together, the “Divested Entities”), two indirectly wholly owned subsidiaries acquired as part of the Endeavor Entities, pursuant to a Membership Interest Purchase Agreement entered into with Jorgan Development, LLC, an entity controlled by James Ballengee, the Company’s Chief Executive Officer and Chairman.

Note 4. Business Combination and Divestiture of Wholly Owned Subsidiaries

On October 1, 2024, we acquired all of the issued and outstanding membership interests in Endeavor Crude, LLC, a Texas limited liability company, Equipment Transport, LLC, a Pennsylvania limited liability company, Meridian Equipment Leasing, LLC, a Texas limited liability company, and Silver Fuels Processing, LLC, a Texas limited liability company (collectively with their subsidiaries, the “Endeavor Entities”), making those entities wholly-owned subsidiaries. The purchase price is $116.3 million (the “Purchase Price”), after post-closing adjustments, including assumed debt and an earn-out adjustment, payable in a combination of our common stock, $0.001 par value per share (“Common Stock”) and shares of our Series A Preferred Stock $0.001 par value per share (“Preferred Stock”). The Preferred Stock has the payment of a cumulative six percent (6%) annual dividend per share payable quarterly in arrears in shares of Common Stock (so long as such issuances of Common Stock would not result in the Sellers beneficially owning great than 49.99% of the issued and outstanding Common Stock), and the Company having the right to convert the Preferred Stock at any time using the stated value of $1,000 per share of Preferred Stock and the conversion price of one dollar ($1) per share of Common Stock. The sellers are beneficially owned by James Ballengee, our chairman, chief executive officer and principal shareholder. The sellers were issued 33,621 shares of our common stock and 107,789 shares of our Series A Preferred Stock.

For the acquisition of the Endeavor Entities, the following table summarizes the acquisition date fair value of consideration paid, identifiable assets acquired and liabilities assumed:

Common stock	$10,422,651
Series A preferred stock	105,897,817
Fair value of total consideration paid	$116,320,468

Net assets acquired and liabilities assumed

Assets acquired in business combination
Current assets	$16,269,087
Operating lease right-of-use assets	4,470,405
Property, plant and equipment, net (includes finance lease right of use assets, net)	87,706,385
Other assets	1,205,887
Contract-based intangible assets	31,304,400
Total assets acquired	$140,956,163

Liabilities assumed in business combination
Current liabilities	$51,370,473
Long term liabilities	27,166,307
Total liabilities acquired	$78,536,780

Total net assets acquired	$62,419,383

Goodwill	$53,901,085

The value of goodwill as of the date of acquisition represented the Endeavor Entities’ ability to generate profitable operations going forward. Management engaged a valuation expert who performed a valuation study to calculate the fair value of the acquired assets and goodwill.

Business combination related costs were expensed as incurred and consisted of various advisory, legal, accounting, valuation and other professional fees of $569,431 for the year ended December 31, 2024. These costs are included in general and administrative expense in our consolidated statement of operations.

From the date of acquisition on October 1, 2024 through December 31, 2024, $28,045,368 of sales in aggregate is attributed to the Endeavor Entities. The unaudited financial information in the table below summarizes the combined results of operations of the Company and the Endeavor Entities for the years ended December 31, 2024, on a pro forma basis, as though the companies had been combined as of January 1, 2023. The pro forma earnings for the years ended December 31, 2024 were adjusted to include intangible annual amortization expense on customer relationships acquired of $3,054,088, annual increased depreciation expense of $6,725,306 on the step up in appraised property, plant and equipment, respectively. Further adjustments were made for revaluation of the net effect of finance lease amortization and interest expense of $1,126,167 for the year ended December 31, 2024. The $569,431 of acquisition-related expenses were excluded from the year ended December 31, 2024, and included in the year ended December 31, 2023, as if the acquisition occurred at January 1, 2023. The pro forma results reflect finance lease amortization expense increased of $2,436,636 and finance lease interest expense decrease of $815,408 for the year ended December 31, 2024, as well as the annual 6% Series A preferred shareholder dividend of $6,353,869, respectively. All such amounts have been reflected in the corresponding unaudited financial information in the table below. The unaudited pro forma financial information does not purport to be indicative of the Company’s combined results of operations which would actually have been obtained had the acquisition taken place on January 1, 2024, nor should it be taken as indicative of future consolidated results of operations.

(Unaudited)
Years ended December 31,
2024
Total net sales	$161,137,826
Loss from operations	(28,649,669)
Net loss (attributable to Vivakor, Inc.)	$(35,571,659)

Series A Preferred Stockholder Dividends	$6,353,869
Net loss to common shareholders	$(41,925,528)

Basic and diluted loss per share	(194.79)
Weighted average shares outstanding - Basic and diluted	215,233

On July 30, 2025, the Company completed the divestiture of Meridian Equipment Leasing, LLC and Equipment Transport, LLC (together, the “Divested Entities”), two indirectly wholly owned subsidiaries (which were acquired by the Company in October 2024), pursuant to a Membership Interest Purchase Agreement (the “Purchase Agreement”) entered into with Jorgan Development, LLC (“Jorgan”), an entity controlled by James Ballengee, one of our executive officers and directors. Under the Purchase Agreement, the Company sold all of the issued and outstanding membership interests in the Divested Entities.

The Divested Entities were considered non-core to the Company’s long-term strategic focus, as their primary operations consisted of water trucking and related equipment leasing. As part of the transaction, the Company also transferred certain associated liabilities, which resulted in a meaningful reduction of its outstanding obligations and improved its overall balance sheet position. The purchase price consisted of the Company’s Series A Convertible Preferred Stock, with a stated value of $11.1 million (net of offering costs of $243,786), and a carrying value of approximately $10.8 million which was returned to the Company, retired, and is no longer outstanding or entitled to dividends.

Because the entities are under common control, we did not record a gain on the sale. The consideration received was limited to the return of the Series A Preferred Stock.

The amounts related to the transactions were as follows:

Net consideration received:
Return of 11,058 shares of the Company’s Series A Preferred Stock	$10,814,449

Less: assets transferred
Cash	(746,059)
Accounts receivable	(2,713,866)
Prepaid expenses	(20,172)
Inventories	(21,547)
Property and equipment, net	(28,232,430)
Right of use assets - operating leases	(1,977,356)
Other assets	(5,160,272)
Goodwill	(28,316,081)
Plus: liabilities transferred
Accounts payable and accrued expenses	17,459,222
Operating lease liabilities	1,639,601
Finance lease liabilities	6,401,565
Loans and notes payable	40,199,687
Total net assets transferred	(1,669,708)

Excess of consideration received over net assets transferred, recorded to additional paid in capital	$9,326,741